Pensions and Other Post-Employment Benefits - Summary of Pension and OPEB Costs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Re-measurements:
Defined Benefit Plan Cost (Recovery)	$ 33	$ 29	$ 30
Pension Benefits [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Current Service Costs	13	11	13
Past Service Costs – Curtailments			(2)
Net Interest Costs	3	3	3
Re-measurements:
Return on Plan Assets (Excluding Interest Income)	(5)	(15)	7
(Gains) Losses From Experience Adjustments	1	(4)
(Gains) Losses From Changes in Financial Assumptions	15	12
Defined Benefit Plan Cost (Recovery)	27	7	21
Defined Contribution Plan Cost	22	21	22
Total Plan Cost	49	28	43
OPEB [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Current Service Costs	1	1	1
Net Interest Costs		1	1
Re-measurements:
(Gains) Losses From Experience Adjustments	(2)
(Gains) Losses From Changes in Financial Assumptions	$ 1	1	(1)
Defined Benefit Plan Cost (Recovery)		3	1
Total Plan Cost		$ 3	$ 1